Finance Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net Finance Receivables	$ 15,559	$ 6,609
First Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans as a percent of finance receivables outstanding	38.00%	36.00%
Second Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans as a percent of finance receivables outstanding	62.00%	64.00%
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net Finance Receivables	$ 13,295	$ 3,831
Personal Loans | Titled personal property
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of receivable secured by personal property	$ 2,800	$ 1,900
Financing receivables secured by real property, as percent of finance receivables	21.00%	49.00%
Personal Loans | Consumer household goods or other items of personal property
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of receivable secured by personal property	$ 10,500	$ 1,900
Financing receivables secured by real property, as percent of finance receivables	79.00%	51.00%
Personal Loans | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term	3 years
Personal Loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term	6 years
Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net Finance Receivables	$ 538	$ 639
Real Estate Loans | First Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net Finance Receivables	207	230
Real Estate Loans | Second Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net Finance Receivables	$ 331	409
Real Estate Loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term	360 months
Retail Sales Finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net Finance Receivables	$ 23	$ 48
Retail Sales Finance | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term	60 months